THE NORTHSTAR FUNDS
Statement of Additional Information Supplement dated January 9, 1998 to Statement of Additional Information dated July 7, 1997, as Supplemented August 1, 1997

THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PURCHASES AND REDEMPTIONS - EXCHANGES" ON PAGE 21:

Effective January 9, 1997, Northstar generally restricts shareholders to a maximum of six exchanges across the entire Northstar Fund Complex each calendar year.